Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
SUBSEQUENT EVENTS
13. Subsequent Events
The Company has evaluated subsequent events through August 27, 2021, which represents the date these financial statements were issued.
July 2021 Note Purchase Agreement
On July 20, 2021, in accordance with the Merger Agreement and pursuant to a note purchase agreement, dated July 20, 2021, by and between Renovacor and Chardan Healthcare Investments, LLC, an affiliate of
CHAQ’s sponsor (“Chardan Investments”) (the “Note Purchase Agreement”), Renovacor issued a $2,500,000 convertible promissory note to Chardan Investments (the “Convertible Promissory Note”) in exchange for $2,500,000 in cash to be used to finance Renovacor’s operations through the consummation of the Merger. The Convertible Promissory Note will bear interest at a rate per annum equal to (i) from July 20, 2021 until November 30, 2021, 4% per annum and (ii) from and after December 1, 2021, (A) 4% per annum if the Closing Date has occurred prior to December 1, 2021 and (B) 6% per annum if the Closing Date has not occurred prior to December 1, 2021. After the occurrence and during the continuance of any event of default under the Convertible Promissory Note, the interest rate on the note will be increased by an additional 5% per annum until such event of default is cured or is waived by Chardan Investments. The principal amount of, and the accrued interest on, the Convertible Promissory Note, together with any expenses due under the Note Purchase Agreement, will be immediately due and payable upon the occurrence and continuance of an event of default after the expiration of any applicable cure period.
The Convertible Promissory Note matures on July 20, 2022, provided that Chardan Investments may, in its sole discretion, extend the maturity of the Convertible Promissory Note by an additional
12-month
period (the “Maturity Date”). The Convertible Promissory Note may not be prepaid at any time prior to the Maturity Date. Upon consummation of the Merger, an amount equal to $2,500,000 will automatically convert into CHAQ common stock at a price per share equal to $10.00 without any further action by Chardan Investments or Renovacor. The accrued interest, fees and other amounts payable on the Convertible Promissory Note, will be paid in cash to Chardan Investments promptly following the effective time of the Merger. Pursuant to the Merger Agreement and the Note Purchase Agreement, the Closing Chardan Cash (as defined in the Merger Agreement) will be reduced by $2,500,000 at the closing of the Merger.
If, at any time prior to the Maturity Date, Renovacor issues and sells shares of its equity securities to investors, whether or not existing stockholders of the Company, in a transaction or series of related transactions with the principal purpose of raising capital that results in total proceeds to Renovacor of at least $50,000,000, excluding the aggregate principal amount and accrued interest of the Convertible Promissory Note and any other convertible promissory notes or other convertible securities issued by Renovacor that are converting in connection with such financing, then, at Chardan Investments’ option, the outstanding principal amount of the Convertible Promissory Note, plus any unpaid accrued interest thereon, will either (i) be repaid in full in cash out of the proceeds of such financing or (ii) convert in whole, without any further action by Chardan Investments, into shares of the same equity securities sold in such financing (other than with respect to: (x) the per share liquidation preference and the conversion price for purposes of price-based anti-dilution protection; and (y) the basis for any dividend or distribution rights) at a conversion price per share equal to the cash price per share paid by the applicable investors for such equity securities multiplied by 0.80. The issuance of such equity securities to Chardan Investments pursuant to the conversion of the Convertible Promissory Note will be upon and subject to the same terms and conditions applicable to equity securities sold in such financing.
If the Convertible Promissory Note has not been converted prior to July 20, 2022 and Chardan Investments has not extended the Maturity Date, then at least 30 days prior to such date, Renovacor will provide Chardan Investments with written notice of whether Renovacor is expected to have the ability to repay the Convertible Promissory Note upon maturity and, for a period of 45 days thereafter, Chardan Investments will have the option to either (i) cause Renovacor to pay Chardan Investments an amount in cash equal to the outstanding principal amount of the Convertible Promissory Note and any unpaid accrued interest thereon or (ii) convert the outstanding principal amount of the Convertible Promissory Note and any unpaid accrued interest thereon into, at Chardan Investments’ option, (A) shares of Renovacor Series A preferred stock at a price equal to the Series A conversion price then in effect or (B) shares of Renovacor’s most senior equity securities outstanding immediately prior to July 20, 2022 at a conversion price per share equal to the applicable conversion price of such equity securities multiplied by 0.80.
In the event of (a) a liquidation, dissolution or
wind-up
of the affairs of Renovacor, (b) the sale, conveyance or other disposition of all or substantially all of the property or business of Renovacor, (c) a merger or consolidation with or into any other entity, other than the closing of the Business Combination or (d) the occurrence of a “Change of Control Event,” in each case, prior to the Maturity Date or conversion of the Convertible Promissory Note (each, a “Deemed Liquidation Event”), then, at Chardan Investments’ election, the principal amount of the Convertible Promissory Note will either (i) become due and payable at, and contingent upon, the closing of such Deemed Liquidation Event (other than with respect to: (x) the per share liquidation preference and the conversion price for purposes of price-based anti-dilution protection; and (y) the basis for any dividend or distribution rights) for an amount equal to the sum of the principal amount of the Convertible Promissory Note plus an additional amount equal to 75% of the principal amount of the Convertible Promissory Note or (ii) be converted, in full satisfaction of Renovacor’s obligations under the Convertible Promissory Note, as of immediately prior to, and contingent upon, the closing of such Deemed Liquidation Event, into, at Chardan Investments’ option, (A) shares of Renovacor Series A Preferred Stock at a price equal to the Series A conversion price then in effect or (B) shares of Renovacor’s most senior equity securities outstanding immediately prior to the closing of such Deemed Liquidation Event at a conversion price per share equal to the applicable conversion price of such equity securities multiplied by 0.80. Under the Note Purchase Agreement, a “Change of Control Event” will be deemed to have occurred if the equity investors of Renovacor as of July 20, 2021 fail to own, directly or indirectly, beneficially and of record, shares representing at least 51% of each of the aggregate ordinary voting power represented by the issued and outstanding equity interests of Renovacor, other than as a result of a bona fide equity financing for capital raising purpose. Chardan Investments’ conversion rights under the Convertible Promissory Note will terminate immediately thereafter.
SRA Agreement
The Company and Temple amended the SRA effective as of July 1, 2021 to, among other things, revise the period of performance, scope of work, and the budget as more fully described in Note 7.

14.	Subsequent Events
Merger Agreement
In March 2021 the Company entered a definitive Agreement and Plan of Merger (the “
Merger Agreement
”) with Chardan Healthcare Acquisition 2 Corp. (“
Chardan
”), a publicly traded special purpose acquisition company (“
SPAC
”), by and among Chardan, CHAQ2 Merger Sub, Inc., a wholly owned direct subsidiary of Chardan (“
Merger Sub
” or “
CHAQ2
”), and Renovacor.
Transaction Details
The following will occur at the effective time of the transaction: (i) Merger Sub will merge with and into Renovacor, with Renovacor as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly owned subsidiary of Chardan (the “Merger”), and (ii) Chardan’s name will be changed to Renovacor, Inc. The transaction is expected to close in the second quarter of 2021, following the receipt of the required approval by Chardan’s stockholders and the fulfilment of other customary closing conditions.
Under the terms of the proposed transaction, Chardan will issue 6.5 million common shares to current securityholders of Renovacor. Current Renovacor stockholders may also receive up to 2.0 million earn-out
shares (“
Company Earnout Shares
”), as follows: 0.6 million shares if the share price exceeds $17.50 over any twenty trading days within any thirty consecutive trading day period by the end of calendar year 2023, 0.6 million shares if the share price exceeds $25.00 over any twenty trading days within any thirty consecutive trading day period by the end of calendar year 2025, and 0.8 million shares if the share price exceeds $35.00 over any twenty trading days within any thirty consecutive trading day period by the end of calendar year 2027. Furthermore, Chardan ‘s sponsor agreed to shift 0.5 million of its founder shares to earnout shares, subject to the same terms as Company Earnout Shares. Both the Company Earnout Shares and the Sponsor Earnout Shares will also become issuable upon the occurrence of a change in control. In addition, each option to purchase shares of Renovacor Common Stock (each, a “Renovacor Option”) outstanding immediately prior to the Closing will be converted into an option to purchase a number of shares of Chardan common stock, rounded down to the nearest whole number, equal to the product of the number of shares of Renovacor Common Stock subject to such Renovacor Option and the Common Per Share Merger Consideration (an “Exchanged Option”), which Exchanged Option shall be subject to the same vesting terms applicable to the Renovacor Option immediately prior to the Closing.
Concurrently with the execution of the Merger Agreement, Chardan entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”), including the sponsor of Chardan, certain holders of Renovacor capital stock and other third parties. Pursuant to the Subscription Agreements, the PIPE Investors agreed to subscribe for and purchase, and Chardan agreed to issue and sell to such investors, immediately following the Closing, an aggregate of 3,000,000 shares of Chardan common stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $30,000,000 (the “PIPE Investment”). A portion of the shares of Chardan common stock to be issued and sold in the PIPE Investment may be issued to certain PIPE Investors in the form of pre-funded
warrants (the
“Pre-Funded
Warrants”) to purchase shares of Chardan common stock, at an initial purchase price of $9.99 per share underlying the
Pre-Funded
Warrants. The
Pre-Funded
Warrants will be immediately exercisable at an exercise price of $0.01 (subject to a 9.99% beneficial ownership limitation) and will be exercisable indefinitely.

The closing of the PIPE Investment is contingent upon, among other things, the substantially concurrent consummation of the Business Combination. The Subscription Agreements provide that Chardan will grant the investors in the PIPE Investment certain customary registration rights, including a covenant by Chardan to file a registration statement on Form
S-1
registering for resale the shares of Chardan common stock issued pursuant to the Subscription Agreements.
The obligation of Chardan and Renovacor to consummate the Business Combination is subject to certain closing conditions, including, but not limited to, (i) the approval of Chardan’s stockholders, (ii) the approval of Renovacor’s stockholders and (iii) the preliminary proxy statement to solicit the approval of Chardan’s stockholders (the “Proxy Statement”) receiving clearance from the SEC.
In addition, the obligation of Chardan to consummate the Business Combination is subject to the fulfillment of other closing conditions, including, but not limited to, (i) the representations and warranties of Renovacor being true and correct to the standards applicable to such representations and warranties and each of the covenants of Renovacor having been performed or complied with in all material respect and (ii) no Material Adverse Effect (as defined in the Merger Agreement) having occurred with respect to Renovacor.
The obligation of Renovacor to consummate the Business Combination is also subject to the fulfillment of other closing conditions, including, but not limited to, (i) the representations and warranties of Chardan and Merger Sub being true and correct to the standards applicable to such representations and warranties and each of the covenants of Chardan having been performed or complied with in all material respects, (ii) the aggregate cash proceeds from Chardan’s trust account, together with the proceeds from the PIPE Investment (as defined below), will equal no less than $85,000,000 (after deducting any amounts paid to Chardan stockholders that exercise their redemption rights in connection with the Business Combination) (the “Minimum Cash Condition”) and (iii) the approval by the NYSE of Chardan’s listing application in connection with the Business Combination.
The Company has evaluated subsequent events through June 3, 2021, which represents the date these financial statements were issued.

Chardan Healthcare Acquisition 2 Corp. [Member]
Subsequent Event [Line Items]
SUBSEQUENT EVENTS
NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On February 17, 2021, the Sponsor committed to provide an aggregate of $250,000 in loans to the Company on an as needed basis. Such loans will be evidenced by a promissory note when issued.